Transactions in soles (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Assets
Cash and cash equivalents.	$ 253,918	$ 376,999	$ 235,449	$ 210,046
Trade and other receivables	221,899	240,432
Income tax credit	28,046	15,456
Total assets	4,503,227	4,561,811	3,979,617
Liabilities
Trade and other payables	(251,542)	(262,678)
Income tax payable	(2,366)	(3,026)
Provisions	(94,171)	(81,039)
Total liabilities	(1,340,286)	(2,023,280)	$ (1,179,760)
PEN
Assets
Cash and cash equivalents.	8,822	8,587
Trade and other receivables	731,367	688,438
Income tax credit	28,046	15,456
Total assets	768,235	712,481
Liabilities
Trade and other payables	(84,552)	(72,051)
Income tax payable	(25,336)	(21,384)
Provisions	(2,365)	(3,026)
Total liabilities	(112,253)	(96,461)
Net asset (liability) position	$ 655,982	$ 616,020